Investments in Affiliate - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended								12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2010	Jun. 19, 2009 USD ($)	Dec. 31, 2010 USD ($) Year Entity Contract Location	Dec. 31, 2010 EUR (€)	Sep. 30, 2010 HHR Euro CV EUR (€)	Jun. 30, 2010 HHR Euro CV	Dec. 31, 2010 HHR Euro CV USD ($) Year Entity	Dec. 31, 2009 HHR Euro CV USD ($)	Dec. 31, 2008 HHR Euro CV USD ($)	Sep. 30, 2010 HHR Euro CV Hotels Leased to Taxable REIT Subsidiary Entity	Sep. 30, 2010 HHR Euro CV Brussels EUR (€)	Jun. 30, 2010 HHR Euro CV Brussels Entity	Jun. 30, 2010 HHR Euro CV Previously Owned or Operating Facilities Entity	Dec. 31, 2010 Asian Joint Venture Year	Dec. 31, 2010 Asian Joint Venture Future Period USD ($) Year Entity	Sep. 11, 2009 CBM Joint Venture LP USD ($) Entity	Dec. 31, 2010 Forward currency purchase contracts USD ($)	Dec. 31, 2010 Forward currency purchase contracts EUR (€)	Sep. 30, 2010 Forward currency purchase contracts Group 4 USD ($)	Sep. 30, 2010 Forward currency purchase contracts Group 4 EUR (€)	Dec. 31, 2010 Forward currency purchase contracts Group 4 USD ($)	Dec. 31, 2010 Forward currency purchase contracts Group 4 EUR (€)	Dec. 31, 2010 Group 4 EUR (€)	Dec. 31, 2010 Group 4
Schedule of Investments [Line Items]
European joint venture agreement											€ 70.5
Number of hotels			113	113			11			6		3	5			115
Equity method investment, ownership percentage							32.10%	32.10%						25.00%
Percentage of remaining limited partnership interest sold																3.60%
Initial term of contract							10
Initial term of entity														7
Proceeds from sale of interest in joint venture																13
Extensions subject to partner approval							Two one-year extensions
Gain on property transaction																5
Description of joint venture amendment						The amendments were (i) to extend the commitment period during which the European joint venture may make additional equity investments from May 2010 to May 2013, (ii) to reflect an internal restructuring of one of our joint venture partners, and (iii) to reflect changes as a result of the acquisition by the European joint venture of the equity interests of subsidiaries previously owned by a separate TRS joint venture with the same partners, which currently lease, as tenant, five of the hotels owned by the European joint venture.
Management fees							5	6	6
Mortgage debt principal																							342
Financial covenant amendment period	2 years
Deposit into escrow					10
Number of foreign currency forward purchase contracts			4	4
Foreign currency forward purchase contract transaction amount			114	80													114	80	26	20	26	20
Forward Purchase Date																					Oct. 01, 2014	Oct. 01, 2014		Oct. 31, 2014
Non-cash impairment charges in equity in losses of affiliates		34
Number of properties to be developed with Accor and InterGlobe with agreement															7
Number of rooms															1,750
Payment to acquire interest in the India joint venture															$ 50
Equity investment, percentage ownership acquired															36.00%
Period in which first hotel is expected to open															in 2011